Condensed Consolidated Statement of Cash Flow (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [Line Items]
Operations	$ 226,118	$ 288,159
Investments	(40,517)	(74,500)
Financing	(145,624)	(231,814)
Effect of exchange rate changes on cash	(5,906)	(3,770)
Increase (decrease) in cash	34,071	(21,925)
Cash, beginning of year	74,701	96,626
Cash, end of year	108,772	74,701
Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Operations	263,514	480,215
Investments	(32,668)	(56,937)
Financing	(234,953)	(438,350)
Effect of exchange rate changes on cash	(1,152)	(1,415)
Increase (decrease) in cash	(5,259)	(16,487)
Cash, beginning of year	20,651	37,138
Cash, end of year	15,392	20,651
Non-Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Operations	42,523	(2,680)
Investments	(7,252)	(15,337)
Financing	(51,126)	21,936
Effect of exchange rate changes on cash	(410)	(1,683)
Increase (decrease) in cash	(16,265)	2,236
Cash, beginning of year	33,098	30,862
Cash, end of year	16,833	33,098
Consolidating Adjustments [Member]
Disclosure of subsidiaries [Line Items]
Investments	(293,193)	(410,979)
Financing	293,193	410,979
Parent [member]
Disclosure of subsidiaries [Line Items]
Operations	(79,919)	(189,376)
Investments	292,596	408,753
Financing	(152,738)	(226,379)
Effect of exchange rate changes on cash	(4,344)	(672)
Increase (decrease) in cash	55,595	(7,674)
Cash, beginning of year	20,952	28,626
Cash, end of year	$ 76,547	$ 20,952